UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

March 31, 2006 (Unaudited)

		Number of Shares	Value
COMMON STOCK	124.4%
TELECOMMUNICATION SERVICES	1.1%
Fairpoint Communications		855,000	$11,816,100
TELEPHONE - INTEGRATED	2.6%
Citizens Communications Co.		2,030,000	26,938,100
TRANSPORT - MARINE	0.3%
Teekay LNG Partners LP		110,400	3,450,000
UTILITIES	117.7%
ELECTRIC - DISTRIBUTION	9.2%
Consolidated Edison		1,142,200	49,685,700
Energy East Corp.		149,700	3,637,710
NSTAR		346,339	9,908,759
Pepco Holdings		1,409,200	32,115,668
			95,347,837
ELECTRIC - INTEGRATED	93.4%
Ameren Corp.		1,557,400	77,589,668
CINergy Corp.		1,176,300	53,415,783
Cleco Corp.		246,700	5,508,811
Dominion Resources		414,600	28,619,838
DPL		209,700	5,661,900
DTE Energy Co.		963,500	38,626,715
Duke Energy Corp.		2,539,100	74,014,765
E.ON AG (ADR)		1,296,200	47,440,920
Edison International		1,353,000	55,716,540
Entergy Corp.		696,350	48,006,369
Exelon Corp.		1,435,464	75,936,046
FirstEnergy Corp.		490,800	24,000,120
FPL Group		1,167,000	46,843,380
Hawaiian Electric Industries		466,700	12,661,571
NiSource		159,000	3,214,980
Northeast Utilities		417,800	8,159,634
PG&E Corp.		1,519,000	59,089,100
Pinnacle West Capital Corp.		792,600	30,990,660
PPL Corp.		974,000	28,635,600
Progress Energy		605,750	26,640,885
Public Service Enterprise Group		811,400	51,962,056
SCANA Corp.		78,500	3,080,340
Scottish Power PLC (ADR)		278,300	11,212,707
Southern Co.		1,952,500	63,983,425
TXU Corp.		990,000	44,312,400
Xcel Energy		2,252,500	40,882,875
			966,207,088

ELECTRIC - TRANSMISSION	0.7%
ITC Holdings Corp.		294,900	$7,741,125
GAS - DISTRIBUTION	3.6%
AGL Resources		311,000	11,211,550
Atmos Energy Corp.		210,500	5,542,465
Sempra Energy		200,000	9,292,000
Vectren Corp.		413,867	10,917,811
			36,963,826
GAS - INTEGRATED	10.8%
DCP Midstream Partners LP		158,000	4,337,100
Duke Energy Income Fund		778,650	8,267,552
Duke Energy Income Fund, 144A(a)		202,000	2,144,796
Equitable Resources		1,554,600	56,758,446
KeySpan Corp.		555,200	22,691,024
Kinder Morgan		92,000	8,463,080
Magellan Midstream Holdings LP		145,000	3,333,550
Regency Energy Partners LP		116,000	2,563,600
Williams Partners LP		92,500	3,027,525
			111,586,673
TOTAL UTILITIES			1,217,846,549
UTILITY - FOREIGN	2.7%
ELECTRIC - INTEGRATED	1.6%
RWE AG		89,900	7,824,449
Scottish and Southern Energy PLC		435,900	8,573,001
			16,397,450
WATER	1.1%
United Utilities PLC		925,345	11,085,047
TOTAL UTILITY - FOREIGN			27,482,497
TOTAL COMMON STOCK (Identified cost—$1,077,063,851)			1,287,533,246
PREFERRED SECURITIES - CAPITAL TRUST	7.5%
DIVERSIFIED FINANCIAL SERVICES	1.5%
Old Mutual Capital Funding, 8.00% (Eurobond)		14,850,000	15,488,669
ELECTRIC - INTEGRATED	1.6%
DPL Capital Trust II, 8.125%, due 9/1/31		3,000,000	3,465,000
Duquesne Light Co., 6.50%, Series H		194,900	10,027,605
Entergy Louisiana LLC, 6.95%, 144A(a)		30,000	3,020,625
			16,513,230
FOOD	1.2%
Dairy Farmers of America, 7.875%, 144A(a),(b)		70,000	6,908,825
Gruma S.A., 7.75%, 144A(a)		5,000,000	5,075,000
			11,983,825

INSURANCE	1.7%
LIFE/HEALTH INSURANCE	0.2%
Provident Financing Trust I, 7.405%, due 3/15/38		2,000,000	$1,879,150
MULTI – LINE	1.5%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B		8,000,000	8,327,544
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		7,000,000	7,207,382
			15,534,926
TOTAL INSURANCE			17,414,076
MEDICAL – HOSPITALS	0.6%
Columbia/HCA, 7.50%, due 11/15/95		7,545,000	6,654,079
OIL - EXPLORATION & PRODUCTION	0.6%
Pemex Project Funding Master Trust, 7.75%, due 9/29/49		6,000,000	6,126,900
RETAIL	0.3%
JC Penney Co., 7.625%, due 3/1/97		3,000,000	3,043,641
TOTAL PREFERRED SECURITIES - CAPITAL TRUST (Identified cost—$77,014,793)			77,224,420
PREFERRED SECURITIES - $25 PAR VALUE	17.2%
BANK	0.5%
Chevy Chase Bank, 8.00%, Series C		92,500	2,423,962
First Republic Bank, 6.70%, Series A		118,700	3,014,980
			5,438,942
BANK - FOREIGN	0.1%
Northern Rock PLC, 8.00%, Series A		45,000	1,130,265
FINANCE	0.0%
Janus Capital Group, 7.875%, due 4/15/32 (PINES)		10,000	256,500
INSURANCE	0.3%
Arch Capital Group Ltd., 8.00%		60,000	1,537,500
Everest Re Capital Trust, 7.85%, due 11/15/32		65,000	1,668,550
			3,206,050
MEDIA	0.1%
Liberty Media Corp., 8.75%, due 2/1/30 (CBTCS)		22,100	553,826
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)		20,700	518,535
			1,072,361
REAL ESTATE	14.5%
DIVERSIFIED	2.7%
Bedford Property Investors, 7.625%, Series B		191,500	4,145,975
Colonial Properties Trust, 7.62%, Series E		49,500	1,240,965
Digital Realty Trust, 8.50%, Series A		56,000	1,417,360
Forest City Enterprises, 7.375%, Class A		80,800	2,060,400
iStar Financial, 7.875%, Series E		320,700	8,081,640
iStar Financial, 7.80%, Series F		132,000	3,347,520
iStar Financial, 7.65%, Series G		125,000	3,141,250
iStar Financial, 7.50%, Series I		113,940	2,831,409
Lexington Corporate Properties Trust, 8.05%, Series B		75,000	1,905,000
			28,171,519
HEALTH CARE	2.1%
Health Care REIT, 7.875%, Series D		72,550	1,858,005
Health Care REIT, 7.625%, Series F		218,800	5,579,400
LTC Properties, 8.00%, Series F		547,713	13,783,198
			21,220,603

HOTEL	1.3%
Ashford Hospitality Trust, 8.55%, Series A		156,500	$3,990,750
Equity Inns, 8.75%, Series B		75,900	1,952,527
Host Hotels & Resorts, 8.875%, Series E		100,000	2,653,000
Innkeepers USA Trust, 8.00%, Series C		189,500	4,697,705
			13,293,982
MORTGAGE	0.2%
Newcastle Investment Corp., 8.05%, Series C		80,000	1,992,000
OFFICE	4.3%
Alexandria Real Estate Equities, 8.375%, Series C		514,000	13,430,820
Brandywine Realty Trust, 7.50%, Series C		75,819	1,913,672
Corporate Office Properties Trust, 8.00%, Series G		38,486	984,472
Highwoods Properties, 8.00%, Series B		14,176	356,526
Maguire Properties, 7.625%, Series A		495,626	12,445,169
SL Green Realty Corp., 7.625%, Series C		247,000	6,165,120
SL Green Realty Corp., 7.875%, Series D		347,333	8,777,105
			44,072,884
OFFICE/INDUSTRIAL	0.9%
PS Business Parks, 7.00%, Series H		75,700	1,869,790
PS Business Parks, 6.875%, Series I		54,950	1,310,558
PS Business Parks, 7.95%, Series K		252,000	6,577,200
			9,757,548
RESIDENTIAL - APARTMENT	0.8
Apartment Investment & Management Co., 7.75%, Series U		30,000	748,800
Apartment Investment & Management Co., 8.00%, Series V		87,000	2,201,100
Apartment Investment & Management Co., 7.875%, Series Y		93,000	2,332,440
Hovnanian Enterprises, 7.625%, Series A		110,000	2,623,500
			7,905,840
SHOPPING CENTER	2.2%
COMMUNITY CENTER	1.6%
Cedar Shopping Centers, 8.875%, Series A		290,000	7,776,350
Developers Diversified Realty Corp., 7.50%, Series I		302,000	7,607,380
Saul Centers, 8.00%, Series A		67,500	1,775,250
			17,158,980
REGIONAL MALL	0.6%
CBL & Associates Properties, 7.75%, Series C		126,931	3,238,010
Mills Corp., 9.00%, Series C		43,300	989,405
Mills Corp., 8.75%, Series E		40,700	917,785
Taubman Centers, 8.00%, Series G		25,000	640,500
			5,785,700
TOTAL SHOPPING CENTER			22,944,680
TOTAL REAL ESTATE			149,359,056

TELECOMMUNICATION SERVICES	0.2%
United States Cellular Corp., 7.50%, due 6/15/34		70,000	$1,775,900
TELEPHONE - INTEGRATED	0.1%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		53,800	1,345,000
UTILITIES	1.4%
ELECTRIC – INTEGRATED	0.8%
Sierra Pacific Power Co., 7.80%, Series 1		169,038	4,183,690
Entergy Corp., 7.625%, due 2/17/09		40,200	2,041,356
Entergy Arkansas, 6.45% Series		79,000	1,978,950
			8,203,996
GAS – DISTRIBUTION	0.6%
Southern Union Co., 7.55%, Series A		222,500	5,802,800
TOTAL UTILITIES			14,006,796
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost—$174,425,021)			177,590,870

		Principal Amount
CORPORATE BOND	3.8%
CELLULAR TELECOMMUNICATIONS	0.1%
Rogers Wireless Communications, 7.50%, due 3/15/15, 144A(a)		$1,400,000	1,508,500
MEDIA	2.3%
Cablevision Systems Corp., 8.00%, due 4/15/12		9,500,000	9,310,000
CSC Holdings, 7.875%, due 2/15/18		500,000	503,125
Liberty Media Corp., 8.25%, due 2/1/30		5,500,000	5,342,381
Rogers Cable, 8.75%, due 5/1/32		7,000,000	8,330,000
			23,485,506
MEDICAL - HOSPITALS	0.4%
Columbia/HCA, 7.75%, due 7/15/36		1,000,000	981,807
Columbia/HCA, 8.36%, due 4/15/24		3,000,000	3,160,545
			4,142,352
SPECIAL PURPOSE ENTITY	0.3%
Valor Telecom Enterprise, 7.75%, due 2/15/15		2,750,000	2,894,375
TELEPHONE - INTEGRATED	0.7%
Citizens Communications Co., 9.00%, due 8/15/31		6,550,000	7,033,062
TOTAL CORPORATE BOND (Identified cost—$38,102,554)			39,063,795
COMMERCIAL PAPER	0.6%
San Paolo U.S. Finance Co., 3.69%, due 4/3/06 (Identified cost—$6,105,748)		6,107,000	6,105,748

TOTAL INVESTMENTS (Identified cost—$1,372,711,967)	153.4%		1,587,518,079

OTHER ASSETS IN EXCESS OF LIABILITIES	1.4%		13,995,610

LIQUIDATION VALUE OF PREFERRED SHARES	(54.8)%		(567,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $23.88 per share based on 43,320,750 shares of capital stock outstanding)	100.0%		$1,034,513,689

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CBTCS	Corporate Backed Trust Certificates
PINES	Public Income Notes
PPLUS	Preffered Plus Trust
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.5% of net assets applicable to common shares.

(b) Fair valued security. Aggregate holdings equal 0.7% of net assets applicable to common shares.

SCHEDULE OF INVESTMENTS—(Continued)

March 31, 2006 (Unaudited)

Interest Rate Swaps

	Notional	Fixed	Floating Rate(a)		Unrealized
Counterparty	Amount	Rate	(reset monthly)	Termination Date	Appreciation
Merrill Lynch Derivative
Products AG	$40,000,000	3.8225%	4.630%	June 1, 2008	$1,099,262
Merrill Lynch Derivative
Products AG	$35,000,000	4.085%	4.818%	May 27, 2009	1,086,308
Merrill Lynch Derivative
Products AG	$40,000,000	3.995%	4.670%	July 7, 2009	1,407,805
Royal Bank of Canada	$35,000,000	3.8900%	4.776%	May 19, 2008	909,631
Royal Bank of Canada	$30,000,000	4.0775%	4.630%	June 1, 2009	938,015
UBS AG	$32,500,000	3.9775%	4.752%	June 17, 2008	812,994
UBS AG	$25,000,000	4.550%	4.570%	April 4, 2010	552,498
UBS AG	$32,000,000	4.153%	4.818%	May 26, 2010	1,217,154

					$8,023,667

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2006.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	Jay J. Chen

		Name: Adam M. Derechin			Name: Jay J. Chen
		Title: President and principal executive officer			Title: Treasurer and principal financial officer

Date: May 26, 2006